11. SEGMENTS (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summarized financial information concerning reportable segments
Revenues	$ 594,834	$ 0	$ 761,042	$ 0
Cost of sales	288,761	0	207,570	0
Gross profit	306,073	0	553,472	0
Loss from operations	(5,668,862)	(4,501,309)	(4,622,956)	(5,496,433)
Other (income) expense	1,471	(768,130)	(1,601,269)	(451,279)
Loss before income taxes	(5,667,391)	(5,269,439)	(6,224,225)	(5,947,712)
Depreciation and amortization expense	140,743	166,161	219,552	220,201
Plasma Collection Center
Summarized financial information concerning reportable segments
Revenues	594,834	0	761,042	0
Cost of sales	288,761	0
Gross profit	306,073	0
Loss from operations	(1,021,688)	(1,191,243)	(609,676)	(1,876,644)
Other (income) expense	(6,465)	(7,155)	0	0
Loss before income taxes	(1,028,153)	(1,198,398)	(609,676)
Property and equipment, net	701,637	869,829	822,265	1,020,214
Depreciation and amortization expense	121,553	148,500	197,274	198,130
Research And Development
Summarized financial information concerning reportable segments
Revenues	0	0	0	0
Cost of sales	0	0
Gross profit	0	0
Loss from operations	(2,201,131)	(2,377,818)	(2,581,386)	(2,193,838)
Other (income) expense	0	0	0	0
Loss before income taxes	(2,201,131)	(2,377,818)	(2,581,386)
Property and equipment, net	16,306	33,460	28,924	47,067
Depreciation and amortization expense	12,618	14,861	18,144	18,144
Corporate
Summarized financial information concerning reportable segments
Revenues	0	0	0	0
Cost of sales	0	0
Gross profit	0	0
Loss from operations	(2,446,043)	(932,248)	(1,431,894)	(1,425,951)
Other (income) expense	7,936	(760,975)	(1,601,269)	(451,279)
Loss before income taxes	(2,438,107)	(1,693,223)	(3,033,163)
Property and equipment, net	85,766	11,709	9,743	13,878
Depreciation and amortization expense	6,572	2,800	4,134	3,927
Consolidated
Summarized financial information concerning reportable segments
Revenues	594,834	0	761,042	0
Cost of sales	288,761	0
Gross profit	306,073	0
Loss from operations	(5,668,862)	(4,501,309)	(4,622,956)	(5,496,433)
Other (income) expense	1,471	(768,130)	(1,601,269)	(451,279)
Loss before income taxes	(5,667,391)	(5,269,439)	(6,224,225)
Property and equipment, net	803,709	914,998	860,932	1,081,159
Depreciation and amortization expense	$ 140,743	$ 166,161	$ 219,552	$ 220,201